Accounts And Other Receivables And Contract Assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Accounts and other receivables and contract assets
20	Accounts and other receivables and contract assets

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Loan facilitation and service fees	11,468,513	10,344,007
Contract acquisition cost	10,150,851	9,016,555
Receivables from external payment services providers (a)	2,657,132	1,750,254
Trust statutory deposits (b)	460,641	968,490
Wealth management transaction and service fees receivables	1,038,111	882,060
— Current Products	299,068	634,934
— Legacy Products	739,043	247,126
Other deposit receivables	568,631	490,815
Guarantee fee	52,747	88,900
Others	301,438	473,275

Less: Provision for impairment losses (c)	(401,626)	(688,378)

	26,296,438	23,325,978

(a)
The Group maintains accounts with external online payment services providers to collect and transfer deposits, principal and interests collected from borrowers or third party product providers to platform investors. The Group recorded the related amounts as deposits receivables from external payment service providers.

(b)	The balances represent cash deposited in China Trust Protection Fund Co., Ltd. as required by trust regulations.

(c)	The following table sets forth the movements in the provision for impairment losses:

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
At the beginning of the year	225,069	252,324	401,626
Impairment loss recognized in the consolidated statement of comprehensive income	723,774	794,116	1,499,344
Written off during the year	(835,572)	(839,243)	(1,283,858)
Recovery of receivables written off previously	139,053	194,429	71,266

At the end of the year	252,324	401,626	688,378

(d)	The loss allowance as of December 31, 2019 was determined as follows for loan facilitation and service fees, wealth management transaction and service fees receivables and guarantee fee:

	As of December 31, 2019
	Current	1-90 days past due	91-180 days past due	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Accounts and other receivables and contract assets
Expected loss rate	1.74%	20.00%	55.00%	3.20%
Loan facilitation and service fee	10,887,088	368,244	213,181	11,468,513
Wealth management transaction and service fee receivables	1,038,111	—	—	1,038,111
Guarantee fee	45,590	3,499	3,658	52,747

Loss allowance	(208,018)	(74,346)	(119,262)	(401,626)

(e)	The loss allowance as of December 31, 2020 was determined as follows for loan facilitation and service fees, wealth management transaction and service fees receivables and guarantee fee:

	As of December 31, 2020
	Current	1-90 days past due	91-180 days past due	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Accounts and other receivables and contract assets
Expected loss rate	2.92%	84.22%	99.49%	6.08%
Loan facilitation and service fee	9,953,323	174,102	216,582	10,344,007
Wealth management transaction and service fee receivables	882,060	—	—	882,060
Guarantee fee	80,557	5,657	2,686	88,900

Loss allowance	(318,820)	(151,398)	(218,160)	(688,378)

As of December 31, 2020 and 2019, the remaining amount of consideration the Group expected to receive is higher than the carrying amount of contract acquisition cost. As such, no loss allowance was recorded.